General	6 Months Ended
Jun. 30, 2020
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.

Medigus Ltd. (the "Company" or "Medigus") was incorporated in Israel on December 9, 1999. The Company's registered office and principal place of business are located in Israel. The address of its registered office is P.O. Box 3030, Omer, Israel 8496500.

On July 24, 2007 the Company established a wholly owned subsidiary, MEDIGUS USA LLC (or "Medigus USA"), in the State of Delaware, USA (hereinafter - the "Subsidiary").

Medigus USA has not been engaged in any business activities until October 2013.

On October 1, 2013, the Company and Medigus USA entered into an inter-company agreement whereby the Subsidiary provides services to the Company in consideration for a reimbursement of its costs plus a reasonable premium. In February 2019, Medigus USA LLC ceased its operations due to the termination of Chris Rowland, the Company's previous chief executive officer.

On January 3, 2019, the Company established a wholly owned subsidiary in Israel under the name ScoutCam Ltd., or ScoutCam. ScoutCam was incorporated as part of a reorganization of the Company intended to distinguish the Company's miniaturized imaging business, or the micro ScoutCam™ portfolio, from the other operations of the Company and to enable the Company to form a separate business unit with dedicated resources focused on the promotion of such technology.

On September 16, 2019, the Company entered into a Securities Exchange Agreement (the "Exchange Agreement"), with ScoutCam Inc, formally known as Intellisense Solutions Inc. ("Intellisense" or "INLL"), pursuant to which the Company assigned, transferred and delivered 100% of its holdings in ScoutCam to ScoutCam Inc., in exchange for consideration consisting of shares of ScoutCam's Inc. common stock representing 60% of the issued and outstanding share capital of ScoutCam Inc. immediately upon the closing of the Exchange Agreement (the "Closing").

"Group" - the Company together with Medigus USA and ScoutCam Inc.

"Subsidiaries" – Entities under the control of the Company.

The Company currently owns 8.22% of Gix Internet Ltd. (formerly known as Algomizer Ltd., "Gix") and 9.34% of Linkury, which operates in the field of software development, marketing and distribution to internet users.

On February 18, 2020, the Company purchased 2,284,865 shares of Matomy Media Group Ltd. ("Matomy"), which represents 2.32% of its issued and outstanding share capital. On March 24, 2020 the Company completed an additional purchase of 22,326,246 shares of Matomy, raising its aggregate holdings in Matomy to 24.99% of Matomy's issued and outstanding share capital. As of June 30, 2020 the Company owns 24.92% of Matomy Ltd.

The Company has previously engaged in the development, production and marketing of the Medigus Ultrasonic Surgical Endostapler ((MUSE™) (hereinafter - "MUSE") endoscopy system, an FDA approved system, for the treatment of gastroesophageal reflux disease (hereinafter - "GERD"). The Company is no longer maintaining efforts to commercialize the MUSE™ System and rather are pursuing potential opportunities to sell or grant a license for the use of our MUSE™ technology.

ScoutCam is engaged in the development, production and marketing of innovative miniaturized imaging equipment known as micro ScoutCam™ portfolio for use in medical procedures as well as various industrial applications.

In addition, ScoutCam used the technological platform it developed for the purpose of additional special systems and products that are suitable for both medical and industrial applications.

On June 3, 2019, the Company entered into a Licensing and Sale Agreement with Shanghai Golden Grand-Medical Instruments Ltd. (hereinafter "Golden Grand") for the know-how licensing and sale of goods relating to MUSE system in China, Hong Kong, Taiwan and Macao. Under the agreement, the Company committed to provide a license, training services and goods to Golden Grand in consideration for USD 3 million to be paid to the Company in four milestones based instalments. To date, some of these milestones have been achieved and the Company has received $1.8 million, which is presented in the balance sheets among "contract liability". The final milestone and the final instalment shall be completed and paid upon the completion of a MUSE assembly line in China. The Company examines additional potential opportunities to sale MUSE to other territories.

The Company's shares are listed on the Tel Aviv Stock Exchange Ltd. (hereinafter - "TASE") and as of May 20, 2015, the Company's American Depository Shares (hereinafter – "ADSs") evidenced by American Depositary Receipts (hereinafter – "ADRs") are listed on the Nasdaq Capital Market. The Company's depositary agent for the ADR program is The Bank of New York Mellon. Since July 2018, the Company's Series C Warrants are traded on Nasdaq Capital Market.

b.

During the six months ended June 30, 2020, the Group incurred a total comprehensive loss of approximately USD 3.6 million and a negative cash flows from operating activities of approximately USD 2.9 million. Furthermore, in the recent years the Group has suffered recurring losses from operations, negative cash flows from operating activities and has an accumulated deficit as of June 30, 2020. As a result, there is a substantial doubt about the Group's ability to continue as a going concern.

Management is of the opinion that based on the Company's current operating plan it will be able to carry out its plan for one year after the issuance date of these financial statements.

Based on the projected cash flows and current cash balances of ScoutCam, management of ScoutCam is of the opinion that without further fund raising it will not have sufficient resources to enable it to continue its operating activities for a period of one year after the issuance date of these financial statements. ScoutCam's management plans include continuing commercialization of the products and securing sufficient financing through the sale of additional equity securities, debt or capital inflows from strategic partnerships and other opportunities. There are no assurances however, that ScoutCam will be successful in obtaining the level of financing needed for its operations. If ScoutCam is unsuccessful in commercializing its products and securing sufficient financing, it may need to reduce activities, curtail or even cease operations.

The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

c.	The coronavirus ("COVID-19"), which was declared in March 2020 by the World Health Organization as a pandemic, has had a significant impact on global markets and the economy of many countries, including countries in which the Group and its affiliates operates. As the ultimate impact on the global economy of the COVID-19 pandemic remains unclear, the Group anticipates that it will have a continuing impact on global economies in the near future. While the COVID-19 pandemic has not materially affected the Group's operations as of the date hereof, the extent to which the COVID-19 pandemic shall impact the Group's operations will depend on future developments. In particular, the continued spread of COVID-19 globally could materially adversely impact the Group's operations and workforce, including its manufacturing activities, product sales, as well as its ability to continue to raise capital. Travel restrictions could materially adversely impact ScoutCam Inc. sales and marketing and research and development efforts.